Share-Based Compensation - Additional Information (Detail)	12 Months Ended							1 Months Ended		3 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Market Restricted Stock Units USD ($)	Dec. 31, 2013 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2013 Stock Options And Restricted Stock Units	Jun. 19, 2013 Stock Options And Restricted Stock Units Management Board	Aug. 19, 2011 Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Mar. 31, 2013 Tune Up Software Gmbh USD ($)	Mar. 31, 2013 Tune Up Software Gmbh EUR (€)	Dec. 31, 2012 Tune Up Software Gmbh USD ($)	Dec. 31, 2012 Tune Up Software Gmbh EUR (€)	Dec. 31, 2013 Tune Up Software Gmbh USD ($)	Dec. 20, 2012 Tune Up Software Gmbh USD ($)	Dec. 20, 2012 Tune Up Software Gmbh EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in January 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2013 EUR (€)	Dec. 20, 2012 Tune Up Software Gmbh Due in April 2014 EUR (€)	Dec. 31, 2013 Tune Up Software Gmbh General and Administrative Expense USD ($)	Dec. 31, 2012 Tune Up Software Gmbh General and Administrative Expense USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option conversion rate	1
Option and restricted stock available for future grant						9,059,948
Aggregate number of shares authorized for future grant							500,000
Share based compensation by share based payment award options and restricted stock units, vesting period						4 years		4 years	4 years
Share based compensation by share based payment award options granted contractual life						10 years
Share based compensation arrangement by share based payment award options and restricted stock units, vesting right						Options and restricted stock units generally vest over a period of four years, whereby 25% of the options vest on the first anniversary of the start date and the remaining options vest quarterly thereafter, in equal portions during the remaining vesting period.
Unvested Share Option Not Yet Recognized	$ 6,189,000
Share Based Compensation Relating to Unvested Shares recognition Period	1 year 9 months 15 days			3 years 6 months	3 years 6 months 29 days
Stock Option Repurchased	702,000	919,000	186,000
Unvested share not yet recognized				519,000	10,455,000
Total value of shares to be issued which are subject to continued employment								16,500,000	11,500,000
Liability in relation to share based compensation accounted for cash settlement														1,486,000	5,700,000	4,300,000	2,100,000	1,100,000	1,100,000
Share Based Compensation expense	8,927,000	16,183,000	6,396,000							2,900,000	2,000,000	2,900,000	2,200,000
Share Based Compensation Expense																				$ 3,133,000	$ 9,543,000